Convertible note - Changes in convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement
Liabilities at beginning of period	¥ 612,350
Liabilities at end of period	763,362	¥ 612,350
Convertible note 2016
Fair value measurement
Liabilities at beginning of period			¥ 70,598	¥ 61,446
Change in fair value			5,193	9,152
Repayment during the year			(75,791)
Liabilities at end of period				70,598
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end			5,193	¥ 9,152
Convertible note 2020
Fair value measurement
Liabilities at beginning of period	34,190	0
Convertible note issued		33,474
Unrealised exchange difference	(371)	(883)
Change in fair value	4,240	1,599
Liabilities at end of period	38,059	34,190	¥ 0
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	¥ 4,240	¥ 1,599